Investment securities (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Investments in Short-Term Debt Securities

Million US dollar	31 December 2020	31 December 2019
Investment in unquoted companies	115	86
Investment on debt securities	22	25

Non-current investments	137	111
Investment on debt securities	396	91

Current investments	396	91